OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other receivables

	December 31,
	2024	2025	2025
	CNY	CNY	US$
Financial assets
Deposits	—	3	1
	—	3	1

Staff advance	—	31	4
Others	32	9	1
Total of staff advance and Others	32	40	5

Impairment allowance	—	—	—

Total	32	43	6